Financial Instruments Risk - Currency Risk (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net income (loss)	$ (2,154)	$ (15,686)
Other comprehensive income, net of tax	$ 12,548	(1,892)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable percentage	10.00%
Net income (loss)	$ 1,951	(6,686)
Other comprehensive income, net of tax	$ 10,072	(2,364)
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable percentage	10.00%
Net income (loss)	$ (4,105)	(9,000)
Other comprehensive income, net of tax	$ 2,476	$ 472